NOTE 13 - SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
NOTE 13 - SEGMENTS

NOTE 13 - SEGMENTS

At December 31, 2022 and 2021, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the six months ended June 30, 2023 and 2022:

Three months ended June 30, 2023

NOTE 13 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$32,960,138	1,334,080	$(1,469,389)	$32,824,829
Cost of revenue	32,359,937	1,149,815	(1,469,389)	32,040,363
Gross profit	600,201	184,265	—	784,466

Operating expenses
General and administration	845,485	191,699	—	1,037,184

Operating loss	(245,284)	(7,434)	—	(252,718)

Other income (expense)	98,224	(7,150)	—	91,074

Net loss	$(147,060)	$(14,584)	$—	$(161,644)

Three months ended June 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$23,059,647	1,236,823	$(596,754)	$23,699,716
Cost of revenue	22,418,046	1,032,150	(596,754)	22,853,442
Gross profit	641,601	204,673	—	846,274

Operating expenses
General and administration	921,793	222,659	—	1,144,452

Operating loss	(280,192)	(17,986)	—	(298,178)

Other income (expense)	13,314	(593)	—	12,721

Net loss	$(266,878)	$(18,579)	$—	$(285,457)

Six months ended June 30, 2023

	USA	Switzerland	Elimination	Total
Revenues	$57,807,809	2,681,515	$(2,997,966)	$57,491,358
Cost of revenue	56,185,823	2,302,299	(2,997,966)	55,490,156
Gross profit	1,621,986	379,216	—	2,001,202

Operating expenses
General and administration	2,196,441	375,009	—	2,571,450

Operating (loss) income	(574,455)	4,207	—	(570,248)

Other income (expense)	273,179	(23,397)	—	249,782

Net loss	$(301,276)	$(19,190)	$—	$(320,466)

Six months ended June 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$41,534,760	2,262,903	$(678,636)	$43,119,027
Cost of revenue	40,611,998	1,855,331	(678,636)	41,788,693
Gross profit	922,762	407,572	—	1,330,334

Operating expenses
General and administration	1,703,093	430,857	—	2,133,950

Operating loss	(780,331)	(23,285)	—	(803,616)

Other income (expense)	(16,527)	9,955	—	(6,572)

Net loss	$(796,858)	$(13,330)	$—	$(810,188)

Asset Information

The following table shows asset information by geographic segment as of June 30, 2023 and December 31, 2022:

June 30, 2023	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,381,103	$1,425,799	$(709,186)	$7,097,716
Non-current assets	$11,670,900	$768,107	$(6,184,562)	$6,254,445
Liabilities
Current liabilities	$5,519,606	$2,102,070	$(709,186)	$6,912,490
Non-current liabilities	$—	$261,762	$—	$261,762

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

NOTE 15 - SEGMENT

At December 31, 2022 and 2021, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the years ended December 31, 2022 and 2021:

Year ended December 31, 2022

NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$94,188,685	4,913,216	$(5,898,369)	$93,203,532
Cost of revenue	93,162,695	4,147,690	(5,898,369)	91,412,016
Gross profit	1,025,990	765,526	—	1,791,516

Operating expenses
General and administration	4,216,107	767,069	—	4,983,176

Operating loss	(3,190,117)	(1,543)	—	(3,191,660)

Other income (expense)	(2,679,759)	5,658	—	(2,674,101)

Net income (loss)	$(5,869,876)	$4,115	$—	$(5,865,761)

Year ended December 31, 2021

	USA	Switzerland	Elimination	Total
Revenues	$60,112,852	4,681,978	$(92,812)	$64,702,018
Cost of revenue	59,274,781	3,986,334	(92,812)	63,168,303
Gross profit	838,071	695,644	—	1,533,715

Operating expenses
General and administration	3,733,579	784,052	—	4,517,631

Operating income (loss)	(2,895,508)	(88,408)	—	(2,983,916)

Other income (expense)	(897,507)	17,422	—	(880,085)

Net income (loss)	$(3,793,015)	$(70,986)	$—	$(3,864,001)

Asset Information

The following table shows asset information by geographic segment as of December 31, 2022 and 2021:

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729